Summary of Significant Accounting Policies (details) - Acquisition (USD $)			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 01, 2013 Dominion [Member]
Business Acquisition
Purchase price			$ 1,034,000,000
Assets acquired			3,910,000,000
Liabilities assumed			2,880,000,000
Intangible assets acquired			16,000,000
Goodwill acquired	3,634,000,000	3,365,000,000	273,000,000
Value of business acquired (VOBA)			$ 76,000,000